Document and Entity Information	Jan. 31, 2023
Risk/Return:
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Registrant CIK	0000914529
SEC Form	497
Period end date	Jan. 31, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectuses and each Fund’s Summary Prospectus dated June 1, 2023
Amendment Flag	false